VictoryShares Emerging Markets Value Momentum ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All-Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.53%
Nasdaq Emerging Market Large Mid Cap Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.63%	2.69%	3.34%
Nasdaq Victory Emerging Market Value Momentum Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.14%
Blended-Nasdaq Victory Emerging Market Value Momentum Index/MSCI Emerging Markets Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.14%	6.79%	4.09%
VictoryShares Emerging Markets Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.55%	5.37%	2.93%	[2]
VictoryShares Emerging Markets Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	4.51%	2.17%	[2]
VictoryShares Emerging Markets Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	4.24%	2.29%	[2]

[1]	The Blended-Nasdaq Victory Emerging Market Value Momentum Index/MSCI Emerging Markets Select Value Momentum Blend Index performance reflects that of the MSCI Emerging Markets Select Value Momentum Blend Index, the Fund's prior index, through November 1, 2022, and the Nasdaq Victory Emerging Market Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.